SHARE OPTION PLAN (Details 2) (Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
SHARE OPTION PLAN
Weighted average volatility rate			47.60%
Weighted average risk-free interest rate			1.18%
Weighted average expected option life (years)			6 years
Weighted average fair value of underlying ordinary shares			$ 0.84
Options granted during the period	0	0
Weighted average dividend yield	0.00%